                          American Century Investments
                                4500 Main Street
                           Kansas City, Missouri 64111

April 5, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  American Century Capital Portfolios, Inc.
     1933 Act File No. 33-64872
     1940 Act File No. 811-7820

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities  Act of 1933, as amended,  the undersigned  hereby  certifies that the form of prospectus  that would have been
filed   under   paragraph   (b)  or  (c)  of  Rule  497  with   respect  to  the
above-referenced   issuer  would  not  have  differed  from  that  contained  in
Post-Effective   Amendment   No.  30  filed  March  30,  2004  to  the  issuer's
Registration  Statement  on  Form  N-1A,  the  text  of  which  has  been  filed electronically.

     If there are any  questions  or  comments  regarding  this  filing,  please contact the undersigned at (816) 340-3774.

Very truly yours,

/s/ Anastasia H. Enneking
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Anastasia H. Enneking
Corporate Counsel